Impairment Charges and Restructuring Costs - Schedule of Impaired Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	$ 11	$ 3
Operating segments | PACKAGING PRODUCTS
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	11
Operating segments | CONTAINERBOARD
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	11
Operating segments | BOXBOARD EUROPE
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	0
Operating segments | SPECIALTY PRODUCTS
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	0
Operating segments | TISSUE PAPERS
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	2
Corporate
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	(2)
Property, plant and equipment
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	2	3
Property, plant and equipment | Operating segments | PACKAGING PRODUCTS
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	0	(1)
Property, plant and equipment | Operating segments | CONTAINERBOARD
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	0	2
Property, plant and equipment | Operating segments | BOXBOARD EUROPE
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	0	0
Property, plant and equipment | Operating segments | SPECIALTY PRODUCTS
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	0	(3)
Property, plant and equipment | Operating segments | SPECIALTY PRODUCTS | Property in Auburn, Maine
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)		(2)
Property, plant and equipment | Operating segments | TISSUE PAPERS
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	2	4
Property, plant and equipment | Corporate
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	0	0
Intangible assets with finite useful life and other assets
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	9
Intangible assets with finite useful life and other assets | Operating segments | PACKAGING PRODUCTS
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	11
Intangible assets with finite useful life and other assets | Operating segments | CONTAINERBOARD
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	11
Intangible assets with finite useful life and other assets | Operating segments | BOXBOARD EUROPE
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	0
Intangible assets with finite useful life and other assets | Operating segments | SPECIALTY PRODUCTS
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	0
Intangible assets with finite useful life and other assets | Operating segments | TISSUE PAPERS
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	0
Intangible assets with finite useful life and other assets | Corporate
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)	$ (2)
Land | Operating segments | SPECIALTY PRODUCTS
Disclosure of impairment loss and reversal of impairment loss
Impairment charges (reversals)		$ (1)